Annual Total Returns - Fidelity Managed Retirement 2015 Fund [BarChart] - 07.31 Fidelity Managed Retirement Funds K6 Combo PRO-04 - Fidelity Managed Retirement 2015 Fund - Fidelity Managed Retirement 2015 Fund
Jul. 13, 2021
Bar Chart Table:
Annual Return 2010	12.71%
Annual Return 2011	(1.23%)
Annual Return 2012	12.28%
Annual Return 2013	16.57%
Annual Return 2014	5.79%
Annual Return 2015	(0.06%)
Annual Return 2016	7.03%
Annual Return 2017	12.06%
Annual Return 2018	(3.69%)
Annual Return 2019	14.46%